Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	9,019,505	8,877,229
Treasury stock, common shares (in shares)	1,907,323	1,906,693